Investment Objectives and Goals - JPMorgan Flexible Debt ETF	Feb. 28, 2025
Prospectus [Line Items]
Risk/Return [Heading]	JPMorgan Flexible Debt ETF Ticker: JFLX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to provide long-term total return.